Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Property and equipment, net	$ 6,549	$ 7,614	$ 11,047
Investment properties	29,801,631	33,829,902	35,786,053
Other receivables, less current portion	3,176	0	143,137
Total non-currents assets	29,811,356	33,837,516	35,940,237
Current assets
Prepaid expenses	127,592	123,479	66,958
Trade and other receivables, net	229,131	407,010	756,940
Cash and cash equivalents	107,983	58,143	55,393
Total current assets	464,706	588,632	879,291
TOTAL ASSETS	30,276,062	34,426,148	36,819,528
Deficit
Ordinary shares, $.001 par value (Authorized 50,000,000 shares; 2,043,351, 2,043,351 and 2,040,451 shares issued; 1,903,723, 1,903,723 and 1,954,651 shares outstanding at December 31, 2018, 2017 and 2016 respectively; with 139,628, 139,628 and 85,800 shares as treasury shares at December 31, 2018, 2017 and 2016)	2,043	2,043	2,040
Share premium	19,624,487	19,604,277	19,240,641
Less: cost of 139,628, 139,628 and 85,800 treasury shares at December 31, 2018, 2017 and 2016	(423,855)	(423,855)	(343,113)
Retained deficit	(24,877,179)	(25,894,120)	(22,206,984)
Foreign currency translation reserve	(823,508)	(643,362)	(1,456,369)
Total deficit	(6,498,012)	(7,355,017)	(4,763,785)
Non-current liabilities
Loans and borrowings, less current portion	16,441,879	18,146,247	21,110,316
Trade and other payable, less current portion	1,940	19,597	80,355
Deferred tax liabilities	2,357,245	2,750,314	2,557,571
Corporate tax liabilities, less current portion	1,334,595	1,035,955	674,164
Tenant security deposits	678,010	847,195	731,841
Total non-current liabilities	20,813,669	22,799,308	25,154,247
Current liabilities
Notes payable to stockholders, net of unamortized discount of $971,852, $731,473 and $1,122,997 at December 31, 2018, 2017 and 2016, respectively	4,365,456	3,987,479	2,485,566
Due to related party	695,143	670,017	1,260,243
Loans and borrowings	2,798,445	4,438,354	4,206,847
Trade and other payables	6,100,099	6,389,497	5,914,549
Other liabilities and other deferred income	292,835	308,852	301,800
Corporate tax liabilities	1,181,390	1,257,245	1,425,618
Derivative financial liabilities	476,572	1,859,700	794,235
Provisions	50,465	70,713	40,208
Total current liabilities	15,960,405	18,981,857	16,429,066
Total liabilities	36,774,074	41,781,165	41,583,313
TOTAL DEFICIT AND LIABILITIES	$ 30,276,062	$ 34,426,148	$ 36,819,528